NET INTEREST INCOME	12 Months Ended
Dec. 31, 2020
Disclosure of interest income (expense) [Abstract]
NET INTEREST INCOME
NOTE 5: NET INTEREST INCOME

	Weighted average effective interest rate
	2020	2019	2018	2020	2019	2018
	%	%	%	£m	£m	£m
Interest income:
Loans and advances to customers	2.72	3.17	3.17	13,704	15,790	15,078
Loans and advances to banks	0.24	0.78	0.84	203	514	565
Debt securities	1.81	2.23	1.60	97	122	66
Interest income on financial assets held at amortised cost	2.35	2.89	2.87	14,004	16,426	15,709
Financial assets at fair value through other comprehensive income	1.10	1.64	1.98	302	435	640
Total interest income[1]	2.30	2.83	2.82	14,306	16,861	16,349
Interest expense:
Deposits from banks, excluding liabilities under sale and repurchase transactions	0.84	0.86	1.39	(113)	(96)	(117)
Customer deposits, excluding liabilities under sale and repurchase transactions	0.32	0.59	0.53	(1,091)	(2,015)	(1,812)
Debt securities in issue[2]	1.37	1.24	0.27	(1,313)	(1,204)	(234)
Subordinated liabilities	6.29	6.79	7.63	(1,057)	(1,201)	(1,388)
Lease liabilities	2.39	2.49	2.46	(41)	(42)	(1)
Liabilities under sale and repurchase agreements	0.36	1.12	0.96	(117)	(301)	(245)
Interest expense on liabilities held at amortised cost	0.74	0.98	0.79	(3,732)	(4,859)	(3,797)
Amounts payable to unitholders in consolidated open-ended investment vehicles[3]	(1.58)	13.64	(6.07)	175	(1,822)	844
Total interest expense[4]	0.69	1.31	0.60	(3,557)	(6,681)	(2,953)
Net interest income				10,749	10,180	13,396
1Includes £10 million (2019: £26 million; 2018: £31 million) of interest income on liabilities with negative interest rates and £47 million (2019: £45 million; 2018: £46 million) in respect of interest income on finance leases.
2The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.28 per cent (2019: 2.57 per cent; 2018: 2.68 per cent).
3Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.
4Includes £24 million (2019: £119 million; 2018: £10 million) of interest expense on assets with negative interest rates.
Included within interest income is £171 million (2019: £198 million; 2018: £227 million) in respect of credit-impaired financial assets. Net interest income also includes a credit of £496 million (2019: credit of £608 million; 2018: credit of £701 million) transferred from the cash flow hedging reserve (see note 40